Cash equivalents (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Cash equivalents	R$ 564,294	R$ 254,413
Brazil, Brazil Real
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield	77.00%
Cash equivalents	R$ 304,292	237,462
Colombia, Pesos
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield	13.25%
Cash equivalents	R$ 22,003	16,951
United States of America, Dollars
Disclosure Of Detailed Information About Cash Equivalents [Line Items]
Annual yield	3.65%
Cash equivalents	R$ 237,999	R$ 0